BANK BORROWINGS (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum [Member]
Annual interest rate	2.50%	2.50%
Terms of repayments	12 months	12 months	12 months
Maximum [Member]
Annual interest rate		6.34%	3.50%
Terms of repayments		5 years	5 years